Other non-financial assets (Details) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Other current non-financial assets	$ 18,861,414	$ 15,834,225
Other non-current non-financial assets	5,007,150	4,644,827
Insurance paid [Member]
Other current non-financial assets	3,565,768	3,348,593
Other non-current non-financial assets	0	0
Advertising [Member]
Other current non-financial assets	7,976,638	7,383,730
Other non-current non-financial assets	3,173,523	3,632,423
Advances to suppliers [Member]
Other current non-financial assets	4,695,341	3,643,691
Other non-current non-financial assets	0	0
Guarantees paid [Member]
Other current non-financial assets	62,316	59,452
Other non-current non-financial assets	106,571	242,535
Consumables [Member]
Other current non-financial assets	393,234	446,565
Other non-current non-financial assets	0	0
Dividends receivable [Member]
Other current non-financial assets	423,994	353,150
Other non-current non-financial assets	0	0
Prepaid expenses [Member]
Other current non-financial assets	1,685,096	583,165
Other non-current non-financial assets	1,705,693	755,703
Other Non financial Assets [Member]
Other current non-financial assets	59,027	15,879
Other non-current non-financial assets	21,363	14,166
Advances Total [Member]
Other current non-financial assets	17,922,843	14,959,179
Other non-current non-financial assets	4,879,216	4,388,126
Other Asset Total [Member]
Other current non-financial assets	938,571	875,046
Other non-current non-financial assets	$ 127,934	$ 256,701